CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
General and administrative expenses	$ 862,072	$ 1,108,508
Loss from operations	(862,072)	(1,108,508)
Other income - interest earned on Trust Account	188,589	691,470
Loss before provision for income taxes	(673,483)	(417,038)
Provision for income taxes	(11,617)	(65,470)
Net loss	$ (685,100)	$ (482,508)
Class A common stock
Basic and diluted weighted average shares outstanding	69,000,000	69,000,000
Class B common stock
Basic and diluted weighted average shares outstanding	17,250,000	17,250,000
Basic and diluted net income (loss) per share	$ (0.04)	$ (0.03)